Fair value	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value of financial instruments [text block]
20	Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2018, 2017 and 2016 can be presented as of:

	Carrying value			Fair value
in 000€	2018	2017*	2016	2018	2017*	2016
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	36,891	35,582	27,479	36,891	35,582	27,479
Other financial assets (non-current)	1,530	1,221	388	1,530	1,221	388
Other current non-trade receivables	1,461	2,001	1,552	1,461	2,001	1,552
Cash & cash equivalents	115,506	43,175	55,912	115,506	43,175	55,912
Total debt instruments	155,388	81,979	85,331	155,388	81,979	85,331
Financial assets at fair value through profit or loss
Derivatives	117	218	−	117	218	−
Total financial assets measured at fair value	117	218	−	117	218	−
Equity instruments designated at fair value through OCI
Non-listed equity investments	2,701	−	−	2,701	−	−
Total Equity instruments designated at fair value through OCI	2,701	−	−	2,701	−	−

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

  The carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
  The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
  Other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2018, 2017 and 2016
  The non-listed equity investments, mainly representing the investment in Essentium Inc, are measured at fair value. As of December 31, 2018, management considers that currently the cost is an appropriate estimate of fair value (level 2 input) as long as there is no significant capital increase that would give a reliable indication of the fair value of the investment. This was because of the followings reasons:
  Essentium Inc is a non-listed entity;
  The Group only has an insignificant interest in Essentium Inc (5% of the shares);
  The Group has no representatives in the Board of Directors of Essentium Inc;
  Insufficient more recent information is available to measure fair value; and
  The investment was completed close to year-end.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2018, 2017 and 2016 can be presented as of:

	Carrying value			Fair value
in 000€	2018	2017*	2016	2018	2017*	2016
Financial liabilities measured at amortized cost
Loans & Borrowings	106,038	94,557	33,806	105,027	95,351	34,619
Trade payables	18,667	15,670	13,400	18,667	15,670	13,400
Other liabilities	778	1,133	647	778	1,133	647
Total financial liabilities measured at amortized cost	125,483	111,360	47,853	124,472	112,154	48,666
Financial liabilities measured at fair value
Contingent consideration	450	905	909	450	905	909
Cash settled share based payments	786	351	147	786	351	147
Written put option on NCI	845	788	735	845	788	735
Derivatives	194	8	−	194	8	−
Total financial liability measured at fair value	2,275	2,052	1,791	2,275	2,052	1,791
Total non-current	94,521	85,276	31,715	93,289	85,890	32,358
Total current	33,237	28,136	17,929	33,458	28,316	18,099

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

  The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
  Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and their fair value is subject to changes in interest rates and individual creditworthiness. The interest-free loans have already been recognized initially at fair value based on a present value technique (level 2 inputs) and are subsequently measured at amortized cost. Their carrying value approximates their fair value;
  The fair value of the derivatives has been determined based on a markt-to-market analysis prepared by the bank based on observatable marketinputs (level 2 inputs);
  The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs); and
  The fair value of the (contingent) consideration has been determined based on the latest long-term business plans of the Cenat business (level 3 inputs). Note that the consideration is no longer contingent as per end 2018.

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

  Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
  Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
  Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group has the following financial instruments carried at fair value in the statement of financial position on December 31, 2018, 2017 and 2016: the derivatives related to interest rate and foreign currency swaps as included in the above tables, a call option and written put option on non-controlling interest, the (contingent) consideration for the acquisition of Cenat and the non-listed equity investments.

  The fair value of the written put option is determined based on the present value of the redemption amount and is considered level 3. The redemption amount is a formula (see Note 13) and is estimated on historical financial figures. The impact on the income statement is K€57 during 2018 (2017: K€53; 2016: K€50).
  The fair value of the call option is estimated at zero as the call option is out of the money based on our analysis (see Note 13).
  The fair value of the (contingent) consideration is based on the agreement that was signed with the former shareholders on December 24, 2018 determining that the only remaining and final consideration to be paid amounts to K€450. The final consideration was paid on January 21, 2019. A fair value adjustment was recognized in 2018 for the amount of K€192, recorded under the other operating income (we also refer to Note 4).
  The fair value of the non-listed equity investments is currently estimated as its cost because of the reasons explained above.